Warrants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Warrants outstanding	39,451,134	39,451,134
Number of units issued		39,451,134
Derivative warrants liability	$ 57,753,222	$ 57,753,222
Public Warrants
Shareholders' Equity
Warrants outstanding	27,227,000	27,227,000
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination		15 days
Warrant expiry term	5 years	5 years
Number of units issued	27,227,000	27,227,000
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Shareholders' Equity
Redemption price per warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Stock price trigger for redemption of warrants (in dollars per share)		$ 18.00
Threshold trading days for redemption of warrants		20 days
Threshold consecutive trading days for redemption of warrants		30 days
Private Placement Warrants
Shareholders' Equity
Warrants outstanding		12,224,134
Warrants exercisable term after the completion of a business combination		30 days
Number of units issued		12,224,134